UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23793

 NAME OF REGISTRANT:                     Tidal Trust II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 234 West Florida Street,
                                         Suite 203
                                         Milwaukee, WI 53204

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Eric W. Falkeis
                                         Tidal Trust II
                                         234 West Florida Street,
                                         Suite 203
                                         Milwaukee, WI 53204

 REGISTRANT'S TELEPHONE NUMBER:          844-986-7700

 DATE OF FISCAL YEAR END:                04/30

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


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

Roundhill Generative AI & Technology ETF
--------------------------------------------------------------------------------------------------------------------------
 BAIDU, INC.                                                                                 Agenda Number:  935888339
--------------------------------------------------------------------------------------------------------------------------
        Security:  056752108
    Meeting Type:  Annual
    Meeting Date:  27-Jun-2023
          Ticker:  BIDU
            ISIN:  US0567521085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     THAT the Company's Fourth Amended and                     Mgmt          For
       Restated Memorandum of Association and
       Articles of Association be amended and
       restated by their deletion in their
       entirety and by the substitution in their place of the Fifth Amended and Restated
       Memorandum of Association and Articles of Association in the form as set out in the Notice of the Annual General Meeting of the Company (the "Amended M&AA") for the purposes of, among others, (i) bringing the Amended M&AA in line with applicable amendments made to ...(due to space limits, see proxy material for full proposal).




--------------------------------------------------------------------------------------------------------------------------
 SENSETIME GROUP INC.                                                                        Agenda Number:  717298980
--------------------------------------------------------------------------------------------------------------------------
        Security:  G8062L104
    Meeting Type:  AGM
    Meeting Date:  23-Jun-2023
          Ticker:
            ISIN:  KYG8062L1041
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THE COMPANY NOTICE AND                   Non-Voting
       PROXY FORM ARE AVAILABLE BY CLICKING ON THE
       URL LINKS:
       https://www1.hkexnews.hk/listedco/listconew
       s/sehk/2023/0528/2023052800261.pdf
       https://www1.hkexnews.hk/listedco/listconew
       s/sehk/2023/0528/2023052800263.pdf

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR ALL
       RESOLUTIONS, ABSTAIN IS NOT A VOTING OPTION
       ON THIS MEETING

1      TO RECEIVE THE AUDITED CONSOLIDATED                       Mgmt          No vote
       FINANCIAL STATEMENTS OF THE COMPANY AND THE
       REPORTS OF THE DIRECTORS (THE DIRECTOR(S))
       AND THE AUDITOR OF THE COMPANY FOR THE YEAR
       ENDED DECEMBER 31, 2022

2      TO RE-ELECT MR. XU BING AS AN EXECUTIVE                   Mgmt          No vote
       DIRECTOR

3      TO RE-ELECT MR. LI WEI AS AN INDEPENDENT                  Mgmt          No vote
       NON-EXECUTIVE DIRECTOR

4      TO RE-ELECT MR. LYN FRANK YEE CHON AS AN                  Mgmt          No vote
       INDEPENDENT NON-EXECUTIVE DIRECTOR

5      TO AUTHORIZE THE BOARD OF DIRECTORS OF THE                Mgmt          No vote
       COMPANY (THE BOARD) TO FIX THE RESPECTIVE
       DIRECTORS REMUNERATION

6      TO GRANT A GENERAL MANDATE TO THE BOARD                   Mgmt          No vote
       AND/OR ITS AUTHORIZED PERSON(S), TO
       REPURCHASE THE COMPANY'S SHARES NOT
       EXCEEDING 10% OF THE TOTAL NUMBER OF ISSUED
       SHARES OF THE COMPANY AS AT THE DATE OF
       PASSING THIS RESOLUTION (THE SHARE
       REPURCHASE MANDATE)

7      TO GRANT A GENERAL MANDATE TO THE BOARD                   Mgmt          No vote
       AND/OR ITS AUTHORIZED PERSON(S), TO ALLOT,
       ISSUE AND DEAL WITH NEW CLASS B ORDINARY
       SHARES OF THE COMPANY NOT EXCEEDING 20% OF
       THE TOTAL NUMBER OF ISSUED SHARES OF THE
       COMPANY AS AT THE DATE OF PASSING THIS
       RESOLUTION (THE SHARE ISSUE MANDATE)

8      CONDITIONAL UPON THE PASSING OF RESOLUTIONS               Mgmt          No vote
       NOS. 6 AND 7, TO EXTEND THE SHARE ISSUE
       MANDATE GRANTED TO THE BOARD AND/OR ITS
       AUTHORIZED PERSON(S) TO ALLOT, ISSUE AND
       DEAL WITH ADDITIONAL SHARES IN THE CAPITAL
       OF THE COMPANY BY THE TOTAL NUMBER OF
       SHARES REPURCHASED BY THE COMPANY UNDER THE
       SHARE REPURCHASE MANDATE

9      TO RE-APPOINT PRICEWATERHOUSECOOPERS AS                   Mgmt          No vote
       AUDITOR OF THE COMPANY TO HOLD OFFICE UNTIL
       THE CONCLUSION OF THE NEXT ANNUAL GENERAL
       MEETING OF THE COMPANY AND TO AUTHORIZE THE
       BOARD TO FIX THEIR REMUNERATION FOR THE
       YEAR ENDING DECEMBER 31, 2023

10     TO ADOPT THE AMENDED AND RESTATED                         Mgmt          No vote
       MEMORANDUM AND ARTICLES OF ASSOCIATION OF
       THE COMPANY



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Tidal Trust II
By (Signature)       /s/ Eric W. Falkeis
Name                 Eric W. Falkeis
Title                President
Date                 08/30/2023